Mar. 31, 2018
TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund
TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund

TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund changes

Effective immediately, the following hereby replaces in its entirety the third sentence in the first paragraph of the section entitled “Principal investment strategies” on page 37 of the Statutory Prospectus of the TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund (formerly, the TIAA-CREF Tax-Exempt Bond Fund (the “Fund”)):

In pursuing its investment objective, the Fund seeks to weight investment in tax-exempt bonds such that at the time of investment in a particular bond at least 5% and not more than 15% of the Fund’s net assets (calculated based on the face (par) value of each tax-exempt bond) is invested in tax-exempt bonds with a final maturity in each year within the five-to-fifteen year maturity range.